8. Subsequent Events	6 Months Ended	12 Months Ended
	May. 31, 2015	Nov. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

On June 10, 2015, the Company issued 150,000 shares of its Common Stock to Fieldstone Industries, Inc. under a Securities Purchase Agreement dated July 19, 2013. The proceeds were received in August 2013. The issuance was recorded as a reduction in stock subscribed.

On June 2, 2015, the Company issued 500,000 shares of its Common Stock to its chief operating officer under the terms of his contract.

On June 10, 2015, the Company issued 100,000 shares of its Common Stock to its geologist under the terms of his contract.

On January 21, 2015, 184,856 shares were issued to Mablewood Investments in conjunction with their SPA dated October 30, 2014.

On February 6, 2015, the Company issued 500,000 shares of Common Stock to its chief financial officer in accordance with his contract.

On February 27, 2015, the Company entered into a Securities Purchase Agreement with Mablewood Investments pursuant to which the Company agreed to issue 187,794 shares of Common Stock to the investor for an aggregate purchase price of $100,000, or $0.53 per share.